SHARE CAPITAL (Summary of the Number of Options Outstanding Under the Plan) (Details) (Share options [Member], USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Employees and directors [Member]
Number of options
Outstanding at beginning of period	462,500		462,500
Granted	448,000				84,375
Forfeited	6,250
Outstanding at end of period	904,250		462,500		462,500
Weighted average price per share
Outstanding at beginning of period	$ 1.28	[1]	$ 1.28	[1]
Granted	$ 5.32	[1]		[1]
Forfeited	$ 1.92	[1]
Outstanding at end of period	$ 3.28	[1]	$ 1.28	[1]	$ 1.28	[1]
Consultants and other service providers [Member]
Number of options
Outstanding at beginning of period	220,000		148,125
Granted	46,875		71,875
Forfeited
Outstanding at end of period	266,875		220,000
Weighted average price per share
Outstanding at beginning of period	$ 1.28	[1]	$ 0.96	[1]
Granted	$ 5.96	[1]	$ 1.92	[1]
Forfeited		[1]
Outstanding at end of period	$ 2.10	[1]	$ 1.28	[1]

[1]	Weighted average price per share